Fair Value Measurement (Table)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	December 31, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	USD thousands
Money Market funds (1)	447	-	-	-	-	-
U.S. Treasury securities (1)	4,197	-	-	-	-	-
Corporate bonds (1)	-	32,516	-	-	-	-
Commercial papers (1)	-	7,030	-	-	-	-
U.S. government agency securities (1)	-	9,399	-	-	-	-
Foreign bonds (1)	-	1,700	-	-	-	-
Contingent consideration (2)	-	-	(911)	-	-	-
Warrants for ordinary shares (3)	-	-	(155)	-	-	(1,924)
	4,644	50,645	(1,066)	-	-	(1,924)

Schedule of amortized cost of available-for-sale debt securities
	December 31, 2022
	Amortized Cost	Unrealized Gain/Losses	Fair Value
	USD thousands
Money market funds	447	-	447
Available-for-sale debt securities
Corporate bonds	32,562	(46)	32,516
Commercial papers	7,030	-	7,030
U.S. government agency securities	9,411	(12)	9,399
U.S. Treasury securities	4,198	(1)	4,197
Foreign bonds	1,700	-	1,700
Total	54,901	(59)	54,842
	55,348	(59)	55,289

Schedule of composition of marketable securities
	December 31, 2022
	Amortized Cost	Fair Value
	USD thousands
Due within one year	44,596	44,556
Due after one year through two years	10,305	10,286
Total	54,901	54,842

Schedule of fair value of contingent consideration
USD thousands
Fair value as of January 1, 2022	-
Current year acquisitions, see note 3	9,865
Change in fair value	(8,954)
Fair value as of December 31, 2022	911